UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund:   Dow 30(SM) Enhanced Premium & Income Fund Inc. (DPO)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     Dow 30(SM) Enhanced Premium & Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Shares
Industry                                        Common Stocks                                           Held           Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 8.6%                      Boeing Co.                                               259,700   $  14,893,795
                                                United Technologies Corp.                                259,700      15,597,582
                                                                                                                   --------------
                                                                                                                      30,491,377
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                              General Motors Corp.                                     259,700       2,454,165
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.9%                                The Coca-Cola Co.                                        259,700      13,732,936
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                E.I. du Pont de Nemours & Co.                            259,700      10,465,910
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 12.0%                 Hewlett-Packard Co.                                      259,700      12,008,528
                                                International Business Machines Corp.                    259,700      30,374,512
                                                                                                                   --------------
                                                                                                                      42,383,040
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.6%                         American Express Co.                                     259,700       9,201,171
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 7.5%           Bank of America Corp.                                    259,700       9,089,500
                                                Citigroup, Inc.                                          259,700       5,326,447
                                                JPMorgan Chase & Co.                                     259,700      12,127,990
                                                                                                                   --------------
                                                                                                                      26,543,937
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 4.4%   AT&T Inc.                                                259,700       7,250,824
                                                Verizon Communications, Inc.                             259,700       8,333,773
                                                                                                                   --------------
                                                                                                                      15,584,597
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.4%                 Wal-Mart Stores, Inc.                                    259,700      15,553,433
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.4%                            Kraft Foods, Inc.                                        259,700       8,505,175
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 4.5%            McDonald's Corp.                                         259,700      16,023,490
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 5.1%                       The Procter & Gamble Co.                                 259,700      18,098,493
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 6.9%                 3M Co.                                                   259,700      17,740,107
                                                General Electric Co.                                     259,700       6,622,350
                                                                                                                   --------------
                                                                                                                      24,362,457
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.3%                                Caterpillar, Inc.                                        259,700      15,478,120
---------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                    Walt Disney Co.                                          259,700       7,970,193
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%                          Alcoa, Inc.                                              259,700       5,864,026
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.7%             Chevron Corp.                                            259,700      21,420,056
                                                Exxon Mobil Corp.                                        259,700      20,168,302
                                                                                                                   --------------
                                                                                                                      41,588,358
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.7%                          Johnson & Johnson                                        259,700      17,992,016
                                                Merck & Co., Inc.                                        259,700       8,196,132
                                                Pfizer, Inc.                                             259,700       4,788,868
                                                                                                                   --------------
                                                                                                                      30,977,016
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.4% Intel Corp.                                              259,700       4,864,181
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.0%                                 Microsoft Corp.                                          259,700       6,931,393
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                         Home Depot, Inc.                                         259,700       6,723,633
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $424,510,101) - 99.8%                                        353,797,101
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Face
                                                Short-Term Securities                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 5.3%                U.S. Treasury Bills, 1.37%, 10/16/08                $ 14,000,000      13,991,915
                                                U.S. Treasury Bills, 1.97%, 12/04/08                   5,000,000       4,993,822
                                                                                                                   --------------
                                                                                                                      18,985,737
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.4%                            State Street Bank & Trust Co., 1%, 10/01/08            1,340,000       1,340,000
---------------------------------------------------------------------------------------------------------------------------------

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $20,325,737) - 5.7%                                        $  20,325,737
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $444,835,838*) - 105.5%                                      374,122,838
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                Options Written                                       Contracts
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            3M Co., expiring October 2008 at
                                                USD 69.154, Broker Deutsche Bank AG                        1,630        (388,298)
                                                AT&T Inc., expiring November 2008 at
                                                USD 30.371, Broker BNP Paribas                             1,630        (128,770)
                                                Alcoa, Inc., expiring October 2008 at
                                                USD 31.926, Broker BNP Paribas                             1,630              (2)
                                                American Express Co., expiring October 2008 at
                                                USD 38.431, Broker JPMorgan Chase                          1,630         (91,280)
                                                Bank of America Corp., expiring October 2008 at
                                                USD 34.446, Broker BNP Paribas                             1,630        (629,180)
                                                Boeing Co., expiring October 2008 at
                                                USD 64.082, Broker Deutsche Bank AG                        1,304         (36,890)
                                                Boeing Co., expiring October 2008 at
                                                USD 64.095, Broker Deutsche Bank AG                          326          (9,174)
                                                Caterpillar, Inc., expiring October 2008 at
                                                USD 69.367, Broker Deutsche Bank AG                        1,630          (6,732)
                                                Chevron Corp., expiring October 2008 at
                                                USD 86.25, Broker UBS Warburg                              1,630        (375,552)
                                                Citigroup, Inc., expiring October 2008 at
                                                USD 18.018, Broker JPMorgan Chase                          1,630        (472,700)
                                                The Coca-Cola Co., expiring October 2008 at
                                                USD 50.83, Broker UBS Warburg                              1,630        (505,463)
                                                E.I. du Pont de Nemours & Co., expiring
                                                October 2008 at USD 44.33, Broker UBS Warburg              1,630         (12,714)
                                                Exxon Mobil Corp., expiring November 2008 at
                                                USD 81.48, Broker UBS Warburg                              1,630        (351,265)
                                                General Electric Co., expiring October 2008 at
                                                USD 28.553, Broker Deutsche Bank AG                        1,630          (6,112)
                                                General Motors Corp., expiring October 2008 at
                                                USD 10.261, Broker HSBC Securities                         1,630         (27,710)
                                                Hewlett-Packard Co., expiring November 2008 at
                                                USD 48.177, Broker JPMorgan Chase                          1,630        (241,240)
                                                Home Depot, Inc., expiring October 2008 at
                                                USD 25.27, Broker Deutsche Bank AG                         1,630        (301,354)
                                                Intel Corp., expiring November 2008 at
                                                USD 18.755, Broker Deutsche Bank AG                        1,630        (186,309)
                                                International Business Machines Corp.,
                                                expiring October 2008 at USD
                                                116.51, Broker UBS Warburg                                 1,630        (951,757)
                                                JPMorgan Chase & Co., expiring October 2008 at
                                                USD 40.966, Broker BNP Paribas                             1,630      (1,116,550)

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Number of
                                                Options Written                                       Contracts        Value
---------------------------------------------------------------------------------------------------------------------------------
                                                Johnson & Johnson, expiring October 2008 at
                                                USD 68.832, Broker BNP Paribas                             1,630   $    (330,890)
                                                Kraft Foods, Inc., expiring October 2008 at
                                                USD 32.703, Broker Deutsche Bank AG                        1,630        (192,568)
                                                McDonald's Corp., expiring October 2008 at
                                                USD 61.872, Broker Deutsche Bank AG                        1,630        (392,814)
                                                Merck & Co., Inc., expiring October 2008 at
                                                USD 31.486, Broker BNP Paribas                             1,630        (221,680)
                                                Microsoft Corp., expiring November 2008 at
                                                USD 26.876, Broker BNP Paribas                             1,630        (208,640)
                                                Pfizer, Inc., expiring November 2008 at
                                                USD 18.826, Broker HSBC Securities                         1,630        (115,730)
                                                The Procter & Gamble Co., expiring November
                                                2008 at USD 69.195, Broker HSBC Securities                 1,630        (387,940)
                                                United Technologies Corp., expiring
                                                November 2008 at USD 59.76, Broker UBS Warburg             1,630        (592,831)
                                                Verizon Communications, Inc., expiring November
                                                2008 at USD 32.37, Broker Deutsche Bank AG                 1,630        (215,030)
                                                Wal-Mart Stores, Inc., expiring November 2008 at
                                                USD 60.72, Broker UBS Warburg                              1,630        (368,869)
                                                Walt Disney Co., expiring October 2008 at
                                                USD 32.027, Broker Deutsche Bank AG                        1,630         (43,505)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $8,923,266) - (2.5%)                             (8,909,549)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $435,912,572) - 103.0%                                       365,213,289
                                                Liabilities in Excess of Other Assets - (3.0%)                       (10,750,346)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $ 354,462,943
                                                                                                                   ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                 $ 444,835,838
                                                     =============
      Gross unrealized appreciation                  $  12,205,725
      Gross unrealized depreciation                    (82,918,725)
                                                     -------------
      Net unrealized depreciation                    $ (70,713,000)
                                                     =============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o     Total return swaps outstanding as of September 30, 2008 were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Notional      Appreciation
Counterparty       Receive Total Return                          Pay               Expiration       Amount      (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
HSBC Bank USA NA   Dow Jones
                   Industrial Average Index - Total   12-month LIBOR rate
                   Return                             with a negotiated spread   December 2008   $25,000,000   $    (4,838,556)

Deutsche Bank AG   Dow Jones
                   Industrial Average Index - Total   12-month LIBOR rate
                   Return                             with a negotiated spread     June 2009     $57,500,000        (7,334,397)

HSBC Bank USA NA   Dow Jones
                   Industrial Average Index - Total   12-month LIBOR rate
                   Return                             with a negotiated spread     June 2009     $57,500,000        (7,334,397)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                          $   (19,507,350)
                                                                                                               ================

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

                  -------------------------------------------------------
                                        Investments in   Other Financial
                    Valuation Inputs      Securities      Instruments*
                  -------------------------------------------------------
                  Level 1               $  374,122,838                --
                  Level 2                           --   $   (28,416,899)
                  Level 3                           --               --
                  -------------------------------------------------------
                  Total                 $  374,122,838   $   (28,416,899)
                                        =================================

                  *     Other financial instruments are swaps and options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Dow 30(SM) Enhanced Premium & Income Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Dow 30(SM) Enhanced Premium & Income Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Dow 30(SM) Enhanced Premium & Income Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of Dow 30(SM) Enhanced Premium & Income Fund Inc.

          Date: November 24, 2008